SUPPLEMENT TO THE PROSPECTUS
                                       OF
                     EVERGREEN NATIONAL MUNICIPAL BOND FUNDS

I.       Evergreen Short-Intermediate Municipal Bond Fund (the "Fund")

         The section in the prospectus entitled "How to Choose the Share Class that Best Suits You" is revised. The table for the Fund in that section under "Class A" should reflect the following changes under the schedule of dealer commissions attributed to all purchases of Class A shares over $1 million:

                        As a % of       As a %       Dealer
Your                   NAV excluding    of your      commission
Investment             sales charge     investment   as a % of NAV

$1,000,000-$2,999,999   0.00%           0.00%        0.50% of the first
                                                     $2,999,999, plus,

$3,000,000 or greater   0.00%           0.00%        0.25% of amounts
                                                     equal to or over $3,000,000



March 15, 2001                                                    561195 (3/02)